Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
10.	SUBSEQUENT EVENTS

Senior Secured Loan from Global Medical Technology Company

On April 28, 2020, the Company issued an 8% $1.5 million senior secured promissory note (“Note”) to a leading global medical technology company (the “Corporate Lender”) and executed and delivered a security agreement (the “Security Agreement”) in favor of the Corporate Lender. The Note matures on April 28, 2023 and the unpaid principal balance owing under the Note, together with any accrued and unpaid interest and all other unpaid obligations under the Note, shall be due and payable in full on the earliest to occur of: (i) April 28, 2023, (ii) a Change of Control (as defined in the Note), or (iii) a Qualified Financing (as defined in the Note) subject to an accelerated due date under certain adverse conditions.

The Security Agreement grants a security interest in all of our present and future property including all personal property, inventory, equipment and intellectual property to the Corporate Lender. In addition, the Corporate Lender’s rights and powers include without limitation (a) exercising and enforcing all rights and remedies of a holder of collateral as if the Corporate Lender were the absolute owner of the collateral, (b) collection of any proceeds arising in respect of all of our property pledged as security for the loan, (c) license or sublicense, whether on an exclusive or nonexclusive basis, of any of our intellectual property for such term and on such conditions and in such manner as the Corporate Lender in its sole judgment determines (taking into account such provisions as may be necessary to protect and preserve such intellectual property), and (d) the right to enforce its security in the event of a default which may include the appointment of a receiver by instrument or order of the court.

The Company intends to use the proceeds of the Note for general corporate purposes while seeking additional financing to meet longer-term capital needs to support the development of its single-port robotic surgical system, instruments and accessories; and funding working capital (including the reduction of outstanding payables).

Warrants Exercised

Subsequent to March 31, 2020, 200,000 warrants were exercised for gross proceeds of $38,000.

May 2020 Financing

On May 6, 2020, the Company completed a registered direct offering of securities made pursuant to an agency agreement dated March 17, 2020 between the Company and H.C.Wainwright & Co., LLC (“Wainwright”) that provide for the purchase and sale of 5,514,504 common shares of the Company (the “Common Shares”) at a per share purchase price of US $0.36268 per Common Share and 2,757,252 unregistered Common Share purchase warrants (each, a “Warrant”), resulting in total gross proceeds of $2,000,000 ($1,613,800 net of estimated closing cash costs including cash commission described below). Each Warrant is exercisable to purchase one Common Share (a “Warrant Share”) at an exercise price of US $0.3002 per Common Share for a period of five and one-half (5.5) years following the date of closing of the offering.

Pursuant to the placement agency agreement, in addition to the cash commission paid to Wainwright of $140,000, broker warrants were issued to Wainwright which entitle the holder to purchase 386,015 Common Shares at a price of US $0.45335 per share prior to expiry on November 6, 2025.

COVID-19

Since December 31, 2019, the outbreak of the novel strain of coronavirus, specifically identified as “COVID-19”, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, continue to cause material disruption to business globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.

14.	SUBSEQUENT EVENTS
COVID-19
Since December 31, 2019, the outbreak of the novel strain of coronavirus, specifically identified as “COVID-19”, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to business globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.
March 2020 Offering
On March 25, 2020, the Company entered into definitive agreements with institutional investors that provide for the purchase and sale of 7,000,000 common shares of the Company (the “Common Shares”) at a per share purchase price of $0.17 per Common Share and 3,500,000 Common Share purchase warrants (each, a “Warrant”), resulting in total gross proceeds of approximately $1.2 million (approximately $0.885 million net of closing costs including cash commission described below). Each whole Warrant is exercisable to purchase one Common Share (a “Warrant Share”) at an exercise price of $0.19 per Common Share for a period of five years following the date of closing of the offering. The warrants were valued at $618,100 based on the value determined by the Black-Scholes model and the balance of $571,900 was allocated to common shares.
H.C. Wainwright & Co. (“Wainwright”) is acting as the exclusive placement agent for the offering. Pursuant to the placement agency agreement, in addition to the cash commission paid to Wainwright of $83,300, broker warrants were issued to Wainwright which entitle the holder to purchase 490,000 Common Shares at a price of US $0.2125 per share prior to expiry on March 25, 2025.
Titan intends to use the net proceeds from the offering for general corporate purposes including: resuming the development of its single-port robotic surgical system, instruments and accessories; funding working capital (including the reduction of outstanding payables); and capital expenditures.
December 2019 Aspire Agreement
On December 23, 2019, the Company entered into a common share purchase agreement with Aspire Capital whereby Aspire Capital committed to purchase up to $35 million of common shares of Titan at Titan’s request from time to time, until June 23, 2022. Subsequent to the commencement of the Aspire Agreement and subsequent to December 31, 2019, Titan sold Common Shares to Aspire pursuant to the Aspire Agreement as outlined in the following table:

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000

	4,408,048	$2,071,930

Stock Options
On January 28, 2020, the Company issued 25,765 stock options with an exercise price of CDN

$0.657 to a director in exchange for services rendered. The options vest immediately and have a contractual life of 7 years.
January Equity Transaction
On January 3, 2020, the Company announced that Cambridge Design Partnership Ltd. (“Cambridge”), has subscribed for common shares of the Company. The Company issued 501,148
C
ommon
S
hares at a unit price of $0.50 for
satisfaction of
the

trade
payable
with Cambridge of $250,574 which has been included in capital.